STOCK BASED AWARDS (Tables)	9 Months Ended
Sep. 30, 2018
Stock Based Awards Tables Abstract
Stock option activity

The Company’s stock option activity was as follows:

	Options	Weighted Average Exercise Price	Weighted Average Contractual Remaining Life
Outstanding, December 31, 2017	-	-	-
Granted	2,184,450	0.73	9.52
Exercised	-	-	-
Forfeited/Expired	-	-	-
Outstanding, September 30, 2018	2,184,450	0.73	9.52
Exercisable at September 30, 2018	655,634	0.74	9.52

Range of Exercise Price	Number of Options	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price	Number of Warrants Exercisable	Weighted Average Exercise Price
$0.61-$0.74	2,184,450	9.52	0.73	655,634	0.74
	2,184,450	9.52	0.73	655,634	0.74

Weighted-average fair value of options granted

	September 30, 2018	December 31, 2017
Significant assumptions (weighted-average):
Risk-free interest rate at grant date	2.94%	0%
Expected stock price volatility	146.68%	0%
Expected dividend payout	-	-
Expected option life (in years)	10	-
Expected forfeiture rate	0%	0%

Non-vested restricted award shares

	Restricted Stock Shares	Weighted Average Grant Date Fair Value
Non-vested, December 31, 2017	-	-
Granted	371,250	0.74
Vested	(230,625)	0.74
Forfeited/Expired	-	-
Non-vested, September 30, 2018	140,625	0.74